Supplement to the
Fidelity® Nasdaq Composite Index® Fund
January 29, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

EIF-14-03  October 17, 2014
1.791563.124

Supplement to the
Fidelity® Nasdaq Composite Index® Tracking Stock
January 29, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 16.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

ETF-14-02  October 17, 2014
1.790427.121

Supplement to the
Fidelity® Series 100 Index Fund
January 29, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 14.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

HUN-14-02  October 17, 2014
1.857358.113

Supplement to the
Fidelity® Series 100
Index Fund
Class F
February 5, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 14.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

HUN-F-14-02  October 17, 2014
1.9857682.101